Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Registrant Name	dei_EntityRegistrantName	LATTICE STRATEGIES TRUST
CIK	dei_EntityCentralIndexKey	0001605803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024
Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2024
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Multifactor Diversified International ETF | Hartford Multifactor Diversified International ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RODE
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROAM
Hartford Multifactor Developed Markets ex-US ETF | Hartford Multifactor Developed Markets (ex-US) ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RODM
Hartford Multifactor US Equity ETF | Hartford Multifactor US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROUS
Hartford Disciplined US Equity ETF | Hartford Disciplined US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDUS
Hartford Longevity Economy ETF | Hartford Longevity Economy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGLE
Hartford Multifactor Small Cap ETF | Hartford Multifactor Small Cap ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROSC